Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Changes in Carrying Value of Goodwill

	Online Game (in thousands)	17173 Business (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2012
Goodwill	$116,992	$17,929	$5,201	$140,122
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,992	$17,929	$—	$134,921

Transactions in 2013
Acquisitions	$33,740	$7,626	$—	$41,366
Foreign exchange	3,363	602	—	3,965
Balance as of December 31, 2013
Goodwill	$154,095	$26,157	$5,201	$185,453
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$154,095	$26,157	$—	$180,252